Finance Receivables - Purchased Credit Impaired Finance Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Finance Receivables
Carrying amount, net of allowance	$ 83	$ 439
Outstanding balance	132	618
Allowance for purchased credit impaired finance receivable losses	14	12
SpringCastle Portfolio
Finance Receivables
Carrying amount, net of allowance	0	350
Outstanding balance	0	482
Allowance for purchased credit impaired finance receivable losses	0	0
Affiliates of Fortress or AIG
Finance Receivables
Carrying amount, net of allowance	83	89
Outstanding balance	132	136
Allowance for purchased credit impaired finance receivable losses	14	12
Carrying amount, net of allowance, held for sale	56	59
Outstanding balance, held for sale	$ 87	$ 89